Leases, Information on Leases (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Information on leases [Abstract]
Short-term	$ 68,929	$ 121,378
Long-term	218,146	288,497
Warehouse [Member] | Payable in Mexican Pesos [Member]
Information on leases [Abstract]
Short-term	52,581	89,694
Long-term	150,091	179,292
Cranes [Member] | Payable in Mexican Pesos [Member]
Information on leases [Abstract]
Short-term	2,574	1,248
Long-term	456	0
Courtyards [Member] | Payable in Mexican Pesos [Member]
Information on leases [Abstract]
Short-term	7,701	11,482
Long-term	65,990	30,033
Major Vessel Maintenance [Member] | Payable in Mexican Pesos [Member]
Information on leases [Abstract]
Short-term	6,073	6,404
Long-term	$ 1,609	7,683
Corporate Building [Member] | Payable in US Dollars [Member]
Information on leases [Abstract]
Short-term		12,550
Long-term		$ 71,489